Lines of credit	12 Months Ended
Dec. 31, 2022
Lines Of Credit
Lines of credit

5. Lines of credit

A summary of lines of credit activity is as follows:

Lines of Credit	Total
Balance, December 31, 2020	$11,914,092
Advances received on lines of credit	1,149,279
Interest incurred on lines of credit	1,402,187
Repayment of interest on lines of credit	(456,725)
Balance, December 31, 2021	14,008,833
Advances received on lines of credit	727,986
Interest incurred on lines of credit	1,596,667
Interest transferred to promissory notes interest payable	(9,250)
Repayment of interest on lines of credit	(496,081)
Balance, December 31, 2022	$15,828,155

On December 10, 2021, the Company and the VP of the Company entered into an amendment agreement to increase the borrowing limit on the line of credit provided by the VP to the Company from $2,000,000 to $4,000,000. The terms of amounts to be advanced under the amendment are consistent with the line of credit. In connection with the line of credit, the Company granted the VP the option to acquire 40,000,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2026 (note 7).

As of December 31, 2022, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
CEO	1% per Month	$10,300,000	Due on Demand	$10,300,000	$2,136,330	$12,436,330	General Security over Assets	General Corporate Requirements
VP	1% per Month	4,000,000	Due on Demand	3,116,391	275,434	3,391,825	General Security over Assets	General Corporate Requirements
Total		$14,300,000		$13,416,391	$2,411,764	$15,828,155

As of December 31, 2021, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
CEO	1% per Month	$10,300,000	Due on Demand	$10,220,700	$1,208,582	$11,429,282	General Security over Assets	General Corporate Requirements
VP	1% per Month	4,000,000	Due on Demand	2,467,705	111,846	2,579,551	General Security over Assets	General Corporate Requirements
Total		$14,300,000		$12,688,405	$1,320,428	$14,008,833